Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Foreign currency translation adjustments, net of nil tax	$ 20,172	¥ 130,668	¥ (15,265)	¥ (285)
Foreign exchange (gain)/loss	12,053	78,101	¥ (185)	¥ 359
Allowance for doubtful accounts	$ 2,865	18,557
Allowance for entrusted loans		1,400
Amortization expenses		111	¥ 129	¥ 120
Shipping costs included in fulfillment expenses		338,097	162,114	156,287
Advertising expenses		¥ 599,713	463,105	310,697
Vesting period	4 years	4 years
Employee social benefits included as expenses		¥ 46,387	32,790	22,164
Government grant		¥ 44,904	¥ 54,372	¥ 1,849
Appropriations to statutory reserves
Statutory Reserves [Member]
Foreign currency translation adjustments, net of nil tax
Appropriations to statutory reserves		¥ (14,734)	¥ (13)	¥ (1,232)